                     PAINEWEBBER PACE SELECT ADVISORS TRUST
           (ON BEHALF OF PACE LARGE COMPANY VALUE EQUITY INVESTMENTS)

                      PAINEWEBBER MANAGED INVESTMENTS TRUST
               (ON BEHALF OF PAINEWEBBER TAX-MANAGED EQUITY FUND)

                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE Large Company Value Equity Investments ("PACE Large Company Value Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Tax-Managed Equity Fund ("Tax-Managed Equity Fund"), a series of PaineWebber Managed Investments Trust ("Managed Investments Trust"), in exchange solely for shares of PACE Large Company Value Fund and the assumption by PACE Large Company Value Fund of all of Tax-Managed Equity Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE Large Company Value Equity Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

     (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE Large Company Value Fund and is incorporated by reference from PACE Trust's Statement of Additional Information filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number
0000898432-01-000012;

     (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE Large Company Value Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979; and

     (3) The Annual Report to Shareholders of Tax-Managed Equity Fund for the fiscal year ended August 31, 2000, which is incorporated by reference from Managed Investments Trust's Form N-30D, SEC File Number 811-04040, filed on November 3, 2000, accession number 0000912057-00-047058.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 29, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 29, 2000.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     The first three tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for Tax-Managed Equity Fund and PACE Large Company Value Fund as adjusted giving effect to the Reorganization.

     The next three tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for PaineWebber Growth and Income Fund, Tax-Managed Equity Fund and PACE Large Company Value Fund as adjusted to show the combined effect of the Reorganization and the proposed reorganization of PaineWebber Growth and Income Fund into PACE Large Company Value Fund, which are expected to occur at the same time.

     The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of both Funds have changed significantly since that date. For PACE Large Company Value Fund, approximately half of its portfolio was realigned after October 10, 2000 to reflect the proprietary investment style and strategies of a third sub-adviser. Tax-Managed Equity Fund's entire portfolio was realigned after that date to reflect the proprietary investment style and strategies of its two new sub-advisers. Other changes in the two Funds' holdings are due to normal portfolio turnover in response to changes in market conditions.

     As of December 22, 2000, none of Tax-Managed Equity Fund's portfolio holdings was incompatible with PACE Large Company Value Fund's holdings or would have to be sold if Tax-Managed Equity Fund's shareholders approve the Reorganization. It is expected, however, that some of Tax-Managed Equity Fund's holdings may not remain at the time of the Reorganization due to normal portfolio turnover.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
PAINEWEBBER TAX-MANAGED EQUITY FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)



                                                                                          PACE LARGE
                                                                                         COMPANY VALUE            PW TAX-MANAGED
                                                                                      EQUITY INVESTMENTS            EQUITY FUND
                                                                                     ---------------------   ---------------------
ASSETS
Investments in securities, at value (cost - $344,403,107, $40,790,811
  and $385,193,918, respectively)                                                     $        335,291,823    $         46,424,785
Investment of cash collateral for securities loaned (cost - $28,786,800,
  $2,271,800 and $31,058,600, respectively)                                                     28,786,800               2,271,800
Cash                                                                                                32,936                   8,680
Receivable for investments sold                                                                  1,478,244                  28,190
Receivable for shares of beneficial interest sold                                                  175,085                     -
Dividends and interest receivable                                                                  303,098                  30,959
Deferred organizational expenses                                                                     1,025                     -
Other assets                                                                                        46,443                  37,038
                                                                                      --------------------    --------------------

Total assets                                                                                   366,115,454              48,801,452
                                                                                      --------------------    --------------------

LIABILITIES
Payable for cash collateral for securities loaned                                               28,786,800               2,271,800
Payable for investments purchased                                                                1,538,295                     -
Payable for shares of beneficial interest repurchased                                              111,422                 101,762
Payable to affiliates                                                                              231,826                  30,810
Accrued expenses and other liabilities                                                             152,701                 166,832
                                                                                      --------------------    --------------------

Total liabilities                                                                               30,821,044               2,571,204
                                                                                      --------------------    --------------------
NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
 20,507,671, 3,415,082 and 91,947,028, respectively                                            354,857,514              42,919,532
Accumulated undistributed (distributions in excess of) net investment income (loss)              1,716,264                (300,595)
Accumulated net realized losses from investment transactions                                   (12,168,084)             (2,022,663)
Net unrealized appreciation (depreciation) of investments                                       (9,111,284)              5,633,974
                                                                                      --------------------    --------------------
Net assets applicable to shares outstanding                                           $        335,294,410    $         46,230,248
                                                                                      ====================    ====================
  CLASS P:
Net assets                                                                            $        335,294,410    $                -
                                                                                      --------------------    --------------------
Shares outstanding                                                                              20,507,671                     -
                                                                                      --------------------    --------------------
Net asset value and offering price per share                                          $              16.35    $                -
                                                                                      ====================    ====================

  CLASS A:
Net assets                                                                            $                -      $         12,711,482
                                                                                      --------------------    --------------------
Shares outstanding                                                                                     -                   933,197
                                                                                      --------------------    --------------------
Net asset and redemption value per share                                              $                -      $              13.62
                                                                                      ====================    ====================
Maximum offering price per share (net asset value plus sales charge of 4.5% of
offering price)                                                                       $                -      $              14.26
                                                                                      ====================    ====================

  CLASS B:
Net assets                                                                            $                -      $         20,655,968
                                                                                      --------------------    --------------------
Shares outstanding                                                                    $                -                 1,529,570
                                                                                      --------------------    --------------------
Net asset value and offering price per share                                          $                -      $              13.50
                                                                                      ====================    ====================

  CLASS C:
Net assets                                                                            $                -      $         12,610,157
                                                                                      --------------------    --------------------
Shares outstanding                                                                                     -                   933,703
                                                                                      --------------------    --------------------
Net asset value and offering price per share                                          $                -      $              13.51
                                                                                      ====================    ====================

  CLASS Y:
Net assets                                                                            $                -      $            252,641
                                                                                      --------------------    --------------------
Shares outstanding                                                                                     -                    18,612
                                                                                      --------------------    --------------------
Net asset value and offering price per share                                          $                -      $              13.57
                                                                                      ====================    ====================


                                                                                                                  PRO FORMA
                                                                                                                   COMBINED
                                                                                                                  PACE LARGE
                                                                                                                   COMPANY
                                                                                                                 VALUE EQUITY
                                                                                          ADJUSTMENTS             INVESTMENTS
                                                                                      -------------------    --------------------
ASSETS
Investments in securities, at value (cost - $344,403,107, $40,790,811
  and $385,193,918, respectively)                                                     $                -     $        381,716,608
Investment of cash collateral for securities loaned (cost - $28,786,800,
  $2,271,800 and $31,058,600, respectively)                                                            -               31,058,600
Cash                                                                                                   -                   41,616
Receivable for investments sold                                                                        -                1,506,434
Receivable for shares of beneficial interest sold                                                      -                  175,085
Dividends and interest receivable                                                                      -                  334,057
Deferred organizational expenses                                                                       -                    1,025
Other assets                                                                                           -                   83,481
                                                                                      --------------------   --------------------

Total assets                                                                                           -              414,916,906
                                                                                      --------------------   --------------------

LIABILITIES
Payable for cash collateral for securities loaned                                                      -               31,058,600
Payable for investments purchased                                                                      -                1,538,295
Payable for shares of beneficial interest repurchased                                                  -                  213,184
Payable to affiliates                                                                                  -                  262,636
Accrued expenses and other liabilities                                                                 -                  319,533
                                                                                      --------------------   --------------------

Total liabilities                                                                                      -               33,392,248
                                                                                      --------------------   --------------------
NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
 20,507,671, 3,415,082 and 91,947,028, respectively                                                    -              397,777,046
Accumulated undistributed (distributions in excess of) net investment income (loss)                    -                1,415,669
Accumulated net realized losses from investment transactions                                           -              (14,190,747)
Net unrealized appreciation (depreciation) of investments                                              -               (3,477,310)
                                                                                      --------------------   --------------------
Net assets applicable to shares outstanding                                           $                -     $        381,524,658
                                                                                      ====================   ====================
  CLASS P:
Net assets                                                                            $                -     $        335,294,410
                                                                                      --------------------   --------------------
Shares outstanding                                                                                     -               20,507,671
                                                                                      --------------------   --------------------
Net asset value and offering price per share                                          $                -     $              16.35
                                                                                      ====================   ====================

  CLASS A:
Net assets                                                                            $                -     $        744,656,229
                                                                                      --------------------   --------------------
Shares outstanding                                                                              44,612,343             45,545,540
                                                                                      --------------------   --------------------
Net asset and redemption value per share                                              $                -     $              16.35
                                                                                      ====================   ====================
Maximum offering price per share (net asset value plus sales charge of 4.5% of
offering price)                                                                       $                -     $              17.12
                                                                                      ====================   ====================

  CLASS B:
Net assets                                                                            $                -     $        236,878,224
                                                                                      --------------------   --------------------
Shares outstanding                                                                              12,958,654             14,488,224
                                                                                      --------------------   --------------------
Net asset value and offering price per share                                          $                -     $              16.35
                                                                                      ====================   ====================

  CLASS C:
Net assets                                                                            $                -     $        139,119,392
                                                                                      --------------------   --------------------
Shares outstanding                                                                               7,575,281              8,508,984
                                                                                      --------------------   --------------------
Net asset value and offering price per share                                          $                -     $              16.35
                                                                                      ====================   ====================

  CLASS Y:
Net assets                                                                            $                -     $         47,358,706
                                                                                      --------------------   --------------------
Shares outstanding                                                                               2,877,997              2,896,609
                                                                                      --------------------   --------------------
Net asset value and offering price per share                                          $                -     $              16.35
                                                                                      ====================   ====================

            See accompanying notes to pro forma financial statements

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
PAINEWEBBER TAX-MANAGED EQUITY FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)




                                                                              PACE LARGE
                                                                            COMPANY VALUE          PW TAX-MANAGED
                                                                          EQUITY INVESTMENTS         EQUITY FUND
                                                                       ----------------------  ----------------------

INVESTMENT INCOME:
  Interest                                                              $            517,478    $            369,940
  Dividends                                                                        5,821,563                 607,113
                                                                       ----------------------  ----------------------
TOTAL INCOME                                                                       6,339,041                 977,054
                                                                       ----------------------  ----------------------

EXPENSES:
  Investment advisory and administration                                           2,800,505                 419,843
  Shareholder distribution and servicing fees                                            -                   439,315
  Transfer agency and service                                                        153,350                  29,273
  Trustees' fees                                                                      26,250                  13,500
  Legal and audit                                                                     44,674                  70,235
  Amortization of organizational expenses                                             19,032                     -
  Reports and notices to shareholders                                                 48,573                  38,915
  Federal and state registration fees                                                 53,991                  97,916
  Custody and accounting                                                             210,038                  33,587
  Other expenses                                                                      18,862                  51,121
                                                                       ----------------------  ----------------------
                                                                                   3,375,275               1,193,705
  Less: fee waivers and reimbursements from investment adviser                       (16,771)                (24,267)
                                                                       ----------------------  ----------------------
  Net expenses                                                                     3,358,504               1,169,438
                                                                       ----------------------  ----------------------
  Net investment income (loss)                                                     2,980,537                (192,384)
                                                                       ----------------------  ----------------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
  Net realized losses from investment transactions                                (4,441,250)             (2,181,904)
  Net change in unrealized appreciation (depreciation) of investments            (56,910,128)              4,703,436
                                                                       ----------------------  ----------------------
Net realized and unrealized gains (losses) from investment activities            (61,351,378)              2,521,532
                                                                       ----------------------  ----------------------
Net increase (decrease) in net assets resulting from operations         $        (58,370,841)   $          2,329,148
                                                                       ======================  ======================


                                                                                                       PRO FORMA
                                                                                                        COMBINED
                                                                                                       PACE LARGE
                                                                                                        COMPANY
                                                                                                      VALUE EQUITY
                                                                           ADJUSTMENTS                INVESTMENTS
                                                                       --------------------      --------------------

INVESTMENT INCOME:
  Interest                                                                              -        $            887,418
  Dividends                                                                             -                   6,428,676
                                                                       --------------------      --------------------
TOTAL INCOME                                                                            -                   7,316,095
                                                                       --------------------      --------------------

EXPENSES:
  Investment advisory and administration                                             27,987  (a)            3,248,335
  Shareholder distribution and servicing fees                                           -                     439,315
  Transfer agency and service                                                           -                     182,623
  Trustees' fees                                                                    (13,500) (b)               26,250
  Legal and audit                                                                   (70,235) (b)               44,674
  Amortization of organizational expenses                                               -                      19,032
  Reports and notices to shareholders                                               (31,132) (b)               56,356
  Federal and state registration fees                                               (78,333) (b)               73,574
  Custody and accounting                                                                -                     243,625
  Other expenses                                                                        -                      69,983
                                                                       --------------------      --------------------
                                                                                   (165,212)                4,403,767
  Less: fee waivers and reimbursements from investment adviser                          -                     (41,038)
                                                                       --------------------      --------------------
  Net expenses                                                                     (165,212)                4,362,729
                                                                       --------------------      --------------------
  Net investment income (loss)                                                      165,212                 2,953,365
                                                                       --------------------      --------------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
  Net realized losses from investment transactions                                      -                  (6,623,154)
  Net change in unrealized appreciation (depreciation) of investments                   -                 (52,206,692)
                                                                       --------------------      --------------------
Net realized and unrealized gains (losses) from investment activities                   -                 (58,829,846)
                                                                       --------------------      --------------------
Net increase (decrease) in net assets resulting from operations        $            165,212      $        (55,876,481)
                                                                       =====================     =====================


------------------------
(a) Reflects increase in fees resulting from the higher fee schedule of PACE Large Company Value Equity Investments.
(b) Reflects the anticipated savings of the merger.

            See accompanying notes to pro forma financial statements

        PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
        PAINEWEBBER TAX-MANAGED EQUITY FUND
        PRO FORMA PORTFOLIO OF INVESTMENTS
        FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                       PRO FORMA
                                                                                                                        COMBINED
                                                                                                                       PACE LARGE
          COMBINED                                                      PACE                 PAINEWEBBER          COMPANY
          NUMBER OF                                              LARGE COMPANY VALUE         TAX-MANAGED        VALUE EQUITY
           SHARES                                                 EQUITY INVESTMENTS         EQUITY FUND        INVESTMENTS
   ------------------------                                    ------------------------    ----------------   ----------------
             COMMON STOCKS - 97.15%

             AGRICULTURE, FOOD & BEVERAGE - 1.20%
     114,900 H. J. Heinz Co.                                               $ 4,588,819         $         -        $ 4,588,819
                                                               ------------------------    ----------------   ----------------

             AIRLINES - 1.48%
      25,000 America West Holding Corp*(1)                                           -             401,563            401,563
       6,100 AMR Corp*                                                               -             201,681            201,681
      93,700 Delta Air Lines, Inc.                                           5,030,519                   -          5,030,519
                                                               ------------------------    ----------------   ----------------
                                                                             5,030,519             603,244          5,633,763
                                                               ------------------------    ----------------   ----------------

             ALCOHOL - 2.52%
      63,700 Anheuser-Busch Companies, Inc.                                  5,127,850                   -          5,127,850
      79,900 Seagram Co. Ltd.                                                4,479,394                   -          4,479,394
                                                               ------------------------    ----------------   ----------------
                                                                             9,607,244                   -          9,607,244
                                                               ------------------------    ----------------   ----------------

             APPAREL, RETAIL - 1.40%
     261,500 The Limited, Inc.(1)                                            4,498,294             846,113          5,344,407
                                                               ------------------------    ----------------   ----------------

             BANKS - 8.36%
      37,900 Bank One Corp.(1)                                               1,205,694                   -          1,205,694
     126,500 Chase Manhattan Corp                                            5,033,344           1,252,125          6,285,469
     181,800 Citigroup, Inc                                                 10,732,556           2,095,706         12,828,262
      13,800 Fleet Boston Financial Corp                                             -             494,213            494,213
      91,100 PNC Bank Corp.                                                  4,634,712                   -          4,634,712
     108,800 Wells Fargo and Co.                                             4,494,800                   -          4,494,800
      45,000 Zions BanCorp                                                   1,968,750                   -          1,968,750
                                                               ------------------------    ----------------   ----------------
                                                                            28,069,856           3,842,044         31,911,900
                                                               ------------------------    ----------------   ----------------

             CHEMICALS - 4.11%
      31,750 Air Products & Chemicals, Inc.                                  1,059,656                   -          1,059,656
     166,500 Pharmacia Corp.                                                 9,115,875                   -          9,115,875
     122,600 Union Carbide Corp.(1)                                          5,494,013                   -          5,494,013
                                                               ------------------------    ----------------   ----------------
                                                                            15,669,544                   -         15,669,544
                                                               ------------------------    ----------------   ----------------

             COMPUTER HARDWARE - 2.72%
       4,000 Cisco Systems Inc*                                                      -             261,750            261,750
     189,100 Compaq Computer Corp.                                           5,306,619                   -          5,306,619
      44,000 Hewlett-Packard Co.                                             4,804,250                   -          4,804,250
                                                               ------------------------    ----------------   ----------------
                                                                            10,110,869             261,750         10,372,619
                                                               ------------------------    ----------------   ----------------

             COMPUTER SOFTWARE -3.98%
     120,700 Computer Associates International, Inc.                         2,994,869                   -          2,994,869
     109,500 International Business Machines                                10,276,787             910,744         11,187,531
      14,200 Microsoft Corp*                                                         -             991,337            991,337
                                                               ------------------------    ----------------   ----------------
                                                                            13,271,656           1,902,081         15,173,737
                                                               ------------------------    ----------------   ----------------

             CONSUMER DURABLES - 0.17%
      15,000 Whirlpool Corp                                                          -             647,813            647,813
                                                               ------------------------    ----------------   ----------------

             DEFENSE AND AEROSPACE - 1.85%
      14,100 Boeing Co                                                               -             690,900            690,900
      59,800 General Dynamics Corp.                                          3,374,963                   -          3,374,963
      66,800 TRW, Inc                                                        2,103,075             898,750          3,001,825
                                                               ------------------------    ----------------   ----------------
                                                                             5,478,038           1,589,650          7,067,688
                                                               ------------------------    ----------------   ----------------

             DIVERSIFIED RETAIL - 1.59%
      92,600 Federated Department Stores, Inc*                               1,987,562             240,625          2,228,187
     132,000 Target Corp                                                     3,828,000                   -          3,828,000
                                                               ------------------------    ----------------   ----------------
                                                                             5,815,562             240,625          6,056,187
                                                               ------------------------    ----------------   ----------------

             DRUGS & MEDICINE - 1.27%
      90,700 Bristol-Myers Squibb Co.                                        4,500,988                   -          4,500,988
       8,100 Schering-Plough Corp                                                    -             349,819            349,819
                                                               ------------------------    ----------------   ----------------
                                                                             4,500,988             349,819          4,850,807
                                                               ------------------------    ----------------   ----------------

             ELECTRIC UTILITIES - 4.32%
      12,600 Constellation Energy Group, Inc                                         -             419,737            419,737
     127,900 Edison International, Inc.                                      2,518,031                   -          2,518,031
     100,200 Florida Progress Corp.                                          4,909,800                   -          4,909,800
      52,300 FPL Group, Inc.                                                 2,523,475                   -          2,523,475
       8,800 PECO Energy Co                                                          -             375,650            375,650
       9,100 Pinnacle West Capital Group                                             -             360,019            360,019
     160,000 Reliant Energy, Inc.                                            5,360,000                   -          5,360,000
                                                               ------------------------    ----------------   ----------------
                                                                            15,311,306           1,155,406         16,466,712
                                                               ------------------------    ----------------   ----------------

             ELECTRICAL EQUIPMENT - 1.94%
       6,000 Corning Inc                                                             -           1,403,625          1,403,625
      10,000 Johnson Controls, Inc                                                   -             519,375            519,375
     165,500 Motorola, Inc                                                   4,598,994             872,850          5,471,844
                                                               ------------------------    ----------------   ----------------
                                                                             4,598,994           2,795,850          7,394,844
                                                               ------------------------    ----------------   ----------------

             ELECTRICAL POWER - 2.42%
      10,000 Emerson Electric Co                                                     -             610,625            610,625
      26,619 Koninklijke (Royal) Philips Electronics N.V.*                     113,332           1,078,500          1,191,832
     157,700 Koninklijke (Royal) Philips Electronics N.V., ADR*(1)           7,086,644                   -          7,086,644
      10,000 Rockwell International Corp                                             -             350,625            350,625
                                                               ------------------------    ----------------   ----------------
                                                                             7,199,976           2,039,750          9,239,726
                                                               ------------------------    ----------------   ----------------

             ENERGY RESERVES & PRODUCTION - 2.52%
      96,300 Apache Corp.(1)                                                 4,790,925                   -          4,790,925
      39,500 Burlington Resources, Inc.(1)                                   1,288,687                   -          1,288,687
       2,300 Chevron Corp                                                            -             181,700            181,700
      17,161 Exxon Mobil Corp                                                        -           1,372,880          1,372,880
       8,400 Phillips Petroleum Co                                                   -             426,825            426,825
      12,700 Royal Dutch Petroleum Co., ADR                                          -             739,775            739,775
      30,200 Tosco Corp                                                              -             800,300            800,300
                                                               ------------------------    ----------------   ----------------
                                                                             6,079,612           3,521,480          9,601,092
                                                               ------------------------    ----------------   ----------------
             ENERGY SOURCES -2.78%

                                                                                                                       PRO FORMA
                                                                                                                        COMBINED
                                                                                                                 PACE LARGE
          COMBINED                                                      PACE                 PAINEWEBBER          COMPANY
          NUMBER OF                                              LARGE COMPANY VALUE         TAX-MANAGED        VALUE EQUITY
           SHARES                                                 EQUITY INVESTMENTS         EQUITY FUND        INVESTMENTS
   ------------------------                                    ------------------------    ----------------   ----------------
      132,800 Exxon Mobil Corp.                                              10,624,000                   -         10,624,000
                                                                ------------------------    ----------------   ----------------

              ENTERTAINMENT - 0.28%
       15,995 Viacom, Inc., Class B*                                                  -           1,060,668          1,060,668
                                                                ------------------------    ----------------   ----------------

              FINANCIAL SERVICES -3.61%
      174,650 Associates First Capital Corp.                                  4,573,647                   -          4,573,647
        9,200 Federal Home Loan Mortgage Corp                                         -             362,825            362,825
       95,150 Federal National Mortgage Association                           4,745,606                   -          4,745,606
       77,200 Household International, Inc.                                   3,440,225                   -          3,440,225
       20,000 MBNA Corp                                                               -             667,500            667,500
                                                                ------------------------    ----------------   ----------------
                                                                             12,759,478           1,030,325         13,789,803
                                                                ------------------------    ----------------   ----------------

              FOREST PRODUCTS, PAPER - 2.11%
       68,200 Kimberly Clark Corp.                                            3,917,237                   -          3,917,237
        5,900 International Paper Co                                                  -             200,600            200,600
       85,900 Weyerhaeuser Co                                                 3,088,475             836,081          3,924,556
                                                                ------------------------    ----------------   ----------------
                                                                              7,005,712           1,036,681          8,042,393
                                                                ------------------------    ----------------   ----------------

              FREIGHT, AIR, SEA & LAND - 1.23%
       80,100 United Parcel Service, Inc.                                     4,705,875                   -          4,705,875
                                                                ------------------------    ----------------   ----------------

              HEAVY MACHINERY - 1.26%
      124,700 Deere & Co.(1)                                                  4,808,744                   -          4,808,744
                                                                ------------------------    ----------------   ----------------

              HOTELS - 0.68%
       75,600 Starwood Hotels & Resorts Worldwide, Inc.(1)                    2,579,850                   -          2,579,850
                                                                ------------------------    ----------------   ----------------

              HOUSEHOLD PRODUCTS - 1.74%
      120,600 Avon Products, Inc.(1)                                          4,786,312                   -          4,786,312
       68,850 Newell Rubbermaid, Inc.                                         1,854,647                   -          1,854,647
                                                                ------------------------    ----------------   ----------------
                                                                              6,640,959                   -          6,640,959
                                                                ------------------------    ----------------   ----------------

              INDUSTRIAL PARTS - 0.68%
       34,500 Mettler Toledo International Inc.*                                      -           1,397,250          1,397,250
       20,306 United Technologies Corp                                                -           1,185,363          1,185,363
                                                                ------------------------    ----------------   ----------------
                                                                                      -           2,582,613          2,582,613
                                                                ------------------------    ----------------   ----------------

              INDUSTRIAL SERVICES & SUPPLIES - 0.90%
       64,000 Tyco International, Ltd.                                        3,424,000                   -          3,424,000
                                                                ------------------------    ----------------   ----------------

              INFORMATION & COMPUTER SERVICES - 1.30%
       26,000 Comdisco Inc                                                            -             672,750            672,750
       84,200 Electronic Data Systems Corp.                                   3,620,600                   -          3,620,600
       14,800 First Data Corp                                                         -             681,725            681,725
                                                                ------------------------    ----------------   ----------------
                                                                              3,620,600           1,354,475          4,975,075
                                                                ------------------------    ----------------   ----------------

              LEISURE - 0.26%
       18,000 Eastman Kodak Co                                                        -             987,750            987,750
                                                                ------------------------    ----------------   ----------------

              LIFE INSURANCE - 0.65%
       44,650 Aetna Life & Casualty Co.                                       2,478,075                   -          2,478,075
                                                                ------------------------    ----------------   ----------------

              LONG DISTANCE & PHONE COMPANIES - 4.73%
      157,900 AT&T Corp.                                                      4,885,031                   -          4,885,031
      119,700 MCI Worldcom Inc*                                               4,675,781                   -          4,675,781
       80,642 Qwest Communications International Inc.*                        3,785,134                   -          3,785,134
      110,600 SBC Communications, Inc.                                        4,707,413                   -          4,707,413
                                                                ------------------------    ----------------   ----------------
                                                                             18,053,359                   -         18,053,359
                                                                ------------------------    ----------------   ----------------

              MEDIA - 4.37%
       35,600 AMFM Inc.*                                                      2,543,175                   -          2,543,175
      141,700 Fox Entertainment Group Inc.*                                   4,339,563                   -          4,339,563
      132,200 The Walt Disney Co.                                             5,114,487                   -          5,114,487
       61,000 Time Warner, Inc.                                               4,677,937                   -          4,677,937
                                                                ------------------------    ----------------   ----------------
                                                                             16,675,162                   -         16,675,162
                                                                ------------------------    ----------------   ----------------

              MEDICAL PRODUCTS - 3.74%
       92,000 Abbott Laboratories                                             3,829,500                   -          3,829,500
       22,150 Bausch & Lomb, Inc.                                             1,377,453                   -          1,377,453
       76,700 Baxter International, Inc                                       5,442,500             520,925          5,963,425
       97,900 Becton, Dickinson & Co.                                         2,471,975                   -          2,471,975
         6700 Johnson & Johnson                                                       -             623,519            623,519
                                                                ------------------------    ----------------   ----------------
                                                                             13,121,428           1,144,444         14,265,872
                                                                ------------------------    ----------------   ----------------

              MEDICAL PROVIDERS - 1.43%
       20,200 Columbia/HCA Healthcare Corp                                            -             686,800            686,800
       62,700 Wellpoint Health Networks, Inc.*                                5,466,656                   -          5,466,656
                                                                ------------------------    ----------------   ----------------
                                                                              5,466,656             686,800          6,153,456
                                                                ------------------------    ----------------   ----------------

              MINING & METALS - 1.59%
      200,244 Alcoa, Inc                                                      5,018,475           1,038,906          6,057,381
                                                                ------------------------    ----------------   ----------------

              MOTOR VEHICLES - 3.80%
       43,300 Delphi Automotive Systems Corp                                          -             641,381            641,381
      134,000 Ford Motor Co.                                                  5,708,563             530,813          6,239,376
       88,000 General Motors Corp.                                            5,010,500                   -          5,010,500
      111,300 Lear Corp.*                                                     2,594,681                   -          2,594,681
                                                                ------------------------    ----------------   ----------------
                                                                             13,313,744           1,172,194         14,485,938
                                                                ------------------------    ----------------   ----------------

              OIL REFINING - 5.24%
      362,300 Conoco, Inc.                                                    8,113,387             242,156          8,355,543
       90,300 Texaco, Inc.                                                    4,464,206                   -          4,464,206
       96,600 USX-Marathon Group                                              2,348,588                   -          2,348,588
      115,700 Williams Companies, Inc.                                        4,830,475                   -          4,830,475
                                                                ------------------------    ----------------   ----------------
                                                                             19,756,656             242,156         19,998,812
                                                                ------------------------    ----------------   ----------------

              OIL SERVICES - 2.10%
       20,000 BJ Services Co.*(1)                                                     -           1,167,500          1,167,500
       18,500 Cooper Cameron Corp.*(1)                                                -           1,195,562          1,195,562
      106,500 Devon Energy Corp.                                              4,872,375                   -          4,872,375
       16,800 Halliburton Co                                                          -             774,900            774,900
                                                                ------------------------    ----------------   ----------------
                                                                              4,872,375           3,137,962          8,010,337
                                                                ------------------------    ----------------   ----------------

              OTHER INSURANCE - 2.33%
      167,400 Allstate Corp.                                                  4,070,981             542,981          4,613,962

                                                                                                                       PRO FORMA
                                                                                                                        COMBINED
                                                                                                                       PACE LARGE
          COMBINED                                                      PACE                 PAINEWEBBER          COMPANY
          NUMBER OF                                              LARGE COMPANY VALUE         TAX-MANAGED        VALUE EQUITY
           SHARES                                                 EQUITY INVESTMENTS         EQUITY FUND        INVESTMENTS
   ------------------------                                    ------------------------    ----------------   ----------------
     203,800 Metlife Inc.*(1)                                                3,859,800             420,000          4,279,800
                                                               ------------------------    ----------------   ----------------
                                                                             7,930,781             962,981          8,893,762
                                                               ------------------------    ----------------   ----------------

             PUBLISHING - 0.91%
       8,000 Dow Jones & Co., Inc                                                    -             527,500            527,500
      47,100 Knight Ridder, Inc                                              1,985,963             469,125          2,455,088
      12,000 New York Times Co., Class A                                             -             494,250            494,250
                                                               ------------------------    ----------------   ----------------
                                                                             1,985,963           1,490,875          3,476,838
                                                               ------------------------    ----------------   ----------------

             RAILROADS - 0.40%
      62,600 Burlington Northern Santa Fe Inc.                               1,529,788                   -          1,529,788
                                                               ------------------------    ----------------   ----------------

             REAL PROPERTY -1.05%
      45,000 Kimco Realty Corp.                                              1,856,250                   -          1,856,250
      55,000 Vornado Realty Trust                                            2,151,875                   -          2,151,875
                                                               ------------------------    ----------------   ----------------
                                                                             4,008,125                   -          4,008,125
                                                               ------------------------    ----------------   ----------------

             RESTAURANTS - 0.44%
      69,000 Tricon Global Restaurants, Inc.*                                1,668,938                   -          1,668,938
                                                               ------------------------    ----------------   ----------------

             SECURITIES & ASSET MANAGEMENT - 0.82%
      15,000 AXA Financial Inc                                                       -             573,750            573,750
      12,300 Lehman Brothers Holdings, Inc                                           -           1,382,212          1,382,212
       9,000 Merrill Lynch & Co., Inc                                                -           1,163,250          1,163,250
                                                               ------------------------    ----------------   ----------------
                                                                                     -           3,119,212          3,119,212
                                                               ------------------------    ----------------   ----------------

             SEMICONDUCTOR - 0.21%
       6,400 Intel Corp                                                              -             427,200            427,200
       6,100 Texas Instruments, Inc                                                  -             357,994            357,994
                                                               ------------------------    ----------------   ----------------
                                                                                     -             785,194            785,194
                                                               ------------------------    ----------------   ----------------

             SPECIALTY RETAIL - 0.93%
      24,000 Circuit City Stores, Inc                                                -             550,500            550,500
      11,000 Lowe's Companies, Inc                                                   -             464,062            464,062
       73600 Tiffany & Co.                                                   2,520,800                   -          2,520,800
                                                               ------------------------    ----------------   ----------------
                                                                             2,520,800           1,014,562          3,535,362
                                                               ------------------------    ----------------   ----------------

             WIRELESS TELECOMMUNICATIONS - 3.56%
     216,802 Verizon Communications                                         10,189,694                   -         10,189,694
      78,900 Vodafone Group PLC, ADR*(1)                                     3,402,562                   -          3,402,562
                                                               ------------------------    ----------------   ----------------
                                                                            13,592,256                   -         13,592,256
                                                               ------------------------    ----------------   ----------------


             Total Common Stocks (cost- $374,113,810)                      327,993,076          42,643,423        370,636,499
                                                               ------------------------    ----------------   ----------------









                                                                                                                  PRO FORMA
                                                                                                                   COMBINED
       COMBINED                                                                                                   PACE LARGE
       PRINCIPAL                                                                PACE              PAINEWEBBER       COMPANY
        AMOUNT                                           MATURITY INTEREST LARGE COMPANY VALUE    TAX MANAGED     VALUE EQUITY
         (000)                                             DATES    RATES   EQUITY INVESTMENTS    EQUITY FUND     INVESTMENTS
 -----------------------                                --------------------------------------  -------------   --------------
       U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.69%

2,200 Federal Home Loan Mortgage Discount Notes        08/18/00  6.390@                  -        2,193,362        2,193,362
  500 U.S. Treasury Bills                              08/17/00  5.640@            498,747                -          498,747
                                                                              -------------    -------------   --------------

      Total U.S. Government Agency                                                 498,747        2,193,362        2,692,109
      Obligations (cost - $2,692,109)                                         -------------    -------------   --------------


      REPURCHASE AGREEMENTS - 2.20%

1,588 Repurchase Agreement dated 07/31/00
      with Dresdner Bank AG,collateralized
      by $1,542,000 U.S. Treasury Bonds,
      6.250% due 8/15/23 (value-$1,619,947);
      proceeds: $1,588,288                             08/01/00   6.540                  -      1,588,000      1,588,000
5,996 Repurchase Agreement dated 07/31/00
      with SG Cowen Securities Group,
      collateralized by $4,608,000 U.S.
      Treasury Bonds, 8.875% due 08/15/17
      (value-$6,117,120); proceeds: $5,997,083         08/01/00   6.500          5,996,000              -      5,996,000
  804 Repurchase Agreement date 7/31/00 with
      State Street Bank & Trust Co.,
      collateralized by $236,517 U.S. Treasury
      Notes, 6.625% due 03/31/02 (value -
      $242,430) and $449,247 U.S. Treasury
      Bonds, 8.125% due 8/15/19 (value - $577,844);   08/01/00   5.250            804,000              -        804,000
      proceeds: $804,117
                                                                              -------------  ------------- --------------
      Total Repurchase Agreements (cost - $8,388,000)                            6,800,000      1,588,000      8,388,000
                                                                              -------------  ------------- --------------

Total Investments (cost - $385,193,918) - 100.05%                              335,291,823     46,424,785     381,716,608
Other assets (liabilities) in excess of liabilities/other assets - (0.05%            2,587       (194,537)       (191,950)
                                                                              -------------  ------------- --------------

 Net Assets - 100.00%                                                         $335,294,410    $46,230,248   $381,524,658
                                                                              =============  ============= ==============

 ------------------------
         * Non-income producing security.
         @ Interest rate shown is discount rate at date of purchase.
         (1)Security, or portion thereof, was on loan at July 31, 2000.
         ADR American Depositary Receipt.


           See accompanying notes to pro forma financial statements.

PACE Large Company Value Equity Investments
PaineWebber Tax-Managed Equity Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Tax-Managed Equity Fund ("Tax-Managed Equity"), PACE Large Company Value Equity Investments ("Large Company Value") would acquire the assets of Tax-Managed Equity in exchange solely for the assumption by Large Company Value of Tax-Managed Equity's assets and stated liabilities and shares of Large Company Value that correspond to the outstanding shares of Tax-Managed Equity. The number of shares to be received would be based on the relative net asset value of Large Company Value's shares on the effective date of the Plan and Tax-Managed Equity will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Large Company Value and Tax-Managed Equity at July 31, 2000 and the combined results of operations of Large Company Value and Tax-Managed Equity (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule of Large Company Value. However, after anticipated savings in other expenses of the Fund and the management fee waiver/expense reimbursement, the shareholders of Tax-Managed Equity will not experience an increase in total expenses. Tax-Managed Equity currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, Large Company Value does not. Other fixed expenses will be reduced due to the elimination of duplicative expenses. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $153,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-advisers. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
PAINEWEBBER GROWTH AND INCOME FUND
PAINEWEBBER TAX-MANAGED EQUITY FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)




                                                                                         PACE LARGE
                                                                                       COMPANY VALUE      PW GROWTH AND
                                                                                     EQUITY INVESTMENTS    INCOME FUND
                                                                                     ------------------   --------------
ASSETS
Investments in securities, at value (cost - $344,403,107, $863,423,243,
  $40,790,811 and $1,248,617,161, respectively)                                       $   335,291,823    $ 1,120,072,740
Investment of cash collateral for securities loaned (cost - $28,786,800, $0,
  $2,271,800 and $31,058,600 respectively)                                                 28,786,800               --
Cash                                                                                           32,936            143,975
Receivable for investments sold                                                             1,478,244          3,629,195
Receivable for shares of beneficial interest sold                                             175,085             91,262
Dividends and interest receivable                                                             303,098          1,073,168
Deferred organizational expenses                                                                1,025               --
Other assets                                                                                   46,443             76,866
                                                                                      ---------------    ---------------
Total assets                                                                              366,115,454      1,125,087,206
                                                                                      ---------------    ---------------

LIABILITIES
Payable for cash collateral for securities loaned                                          28,786,800               --
Payable for investments purchased                                                           1,538,295               --
Payable for shares of beneficial interest repurchased                                         111,422          1,909,630
Payable to affiliates                                                                         231,826            687,616
Accrued expenses and other liabilities                                                        152,701            707,657
                                                                                      ---------------    ---------------
Total liabilities                                                                          30,821,044          3,304,903
                                                                                      ---------------    ---------------

NET ASSETS

Beneficial interest shares of $0.001 par value outstanding - 20,507,671,
  34,677,488, 3,415,082 and 91,947,028, respectively                                      354,857,514        727,258,953
Accumulated undistributed (distributions in excess of) net investment income (loss)         1,716,264           (131,367)
Accumulated net realized gains (losses) from investment transactions                      (12,168,084)       138,005,220
Net unrealized appreciation (depreciation) of investments                                  (9,111,284)       256,649,497
                                                                                      ---------------    ---------------
Net assets applicable to shares outstanding                                           $   335,294,410    $ 1,121,782,303
                                                                                      ===============    ===============

  CLASS P:
Net assets                                                                            $   335,294,410    $          --
                                                                                      ---------------    ---------------
Shares outstanding                                                                         20,507,671               --
                                                                                      ---------------    ---------------
Net asset value and offering price per share                                          $         16.35    $          --
                                                                                      ===============    ===============

  CLASS A:
Net assets                                                                            $          --      $   731,944,747
                                                                                      ---------------    ---------------
Shares outstanding                                                                               --           22,516,039
                                                                                      ---------------    ---------------
Net asset and redemption value per share                                              $          --      $         32.51
                                                                                      ===============    ===============
Maximum offering price per share (net asset value plus sales charge of 4.5% of
  offering price)                                                                     $          --      $         34.04
                                                                                      ===============    ===============

  CLASS B:
Net assets                                                                            $          --      $   216,222,256
                                                                                      ---------------    ---------------
Shares outstanding                                                                               --            6,765,936
                                                                                      ---------------    ---------------
Net asset value and offering price per share                                          $          --      $         31.96
                                                                                      ===============    ===============

  CLASS C:
Net assets                                                                            $          --      $   126,509,235
                                                                                      ---------------    ---------------
Shares outstanding                                                                               --            3,950,549
                                                                                      ---------------    ---------------
Net asset value and offering price per share                                          $          --      $         32.02
                                                                                      ===============    ===============

  CLASS Y:
Net assets                                                                            $          --      $    47,106,065
                                                                                      ---------------    ---------------
Shares outstanding                                                                               --            1,444,964
                                                                                      ---------------    ---------------
Net asset value and offering price per share                                          $          --      $         32.60
                                                                                      ===============    ===============
                                                                                                           PRO FORMA
                                                                                                            COMBINED
                                                                                                           PACE LARGE
                                                                                                            COMPANY
                                                                                       PW TAX-MANAGED     VALUE EQUITY
                                                                                        EQUITY FUND        INVESTMENTS
                                                                                      ---------------    ---------------
ASSETS
Investments in securities, at value (cost - $344,403,107, $863,423,243,
  $40,790,811 and $1,248,617,161, respectively)                                       $    46,424,785    $ 1,501,789,348
Investment of cash collateral for securities loaned (cost - $28,786,800, $0,
  $2,271,800 and $31,058,600 respectively)                                                  2,271,800         31,058,600
Cash                                                                                            8,680            185,591
Receivable for investments sold                                                                28,190          5,135,629
Receivable for shares of beneficial interest sold                                                --              266,347
Dividends and interest receivable                                                              30,959          1,407,225
Deferred organizational expenses                                                                 --                1,025
Other assets                                                                                   37,038            160,347
                                                                                      ---------------    ---------------
Total assets                                                                               48,801,452      1,540,004,112
                                                                                      ---------------    ---------------

LIABILITIES
Payable for cash collateral for securities loaned                                           2,271,800         31,058,600
Payable for investments purchased                                                                --            1,538,295
Payable for shares of beneficial interest repurchased                                         101,762          2,122,814
Payable to affiliates                                                                          30,810            950,252
Accrued expenses and other liabilities                                                        166,832          1,027,190
                                                                                      ---------------    ---------------
Total liabilities                                                                           2,571,204         36,697,151
                                                                                      ---------------    ---------------

NET ASSETS

Beneficial interest shares of $0.001 par value outstanding - 20,507,671,
  34,677,488, 3,415,082 and 91,947,028, respectively                                       42,919,532      1,125,035,999
Accumulated undistributed (distributions in excess of) net investment income (loss)          (300,595)         1,284,302
Accumulated net realized gains (losses) from investment transactions                       (2,022,663)       123,814,473
Net unrealized appreciation (depreciation) of investments                                   5,633,974        253,172,187
                                                                                      ---------------    ---------------
Net assets applicable to shares outstanding                                           $    46,230,248    $ 1,503,306,961
                                                                                      ===============    ===============

  CLASS P:
Net assets                                                                            $          --      $   335,294,410
                                                                                      ---------------    ---------------
Shares outstanding                                                                               --           20,507,671
                                                                                      ---------------    ---------------
Net asset value and offering price per share                                          $          --      $         16.35
                                                                                      ===============    ===============

  CLASS A:
Net assets                                                                            $    12,711,482    $   744,656,229
                                                                                      ---------------    ---------------
Shares outstanding                                                                            933,197         45,545,540
                                                                                      ---------------    ---------------
Net asset and redemption value per share                                              $         13.62    $         16.35
                                                                                      ===============    ===============
Maximum offering price per share (net asset value plus sales charge of 4.5% of
  offering price)                                                                     $         14.26    $         17.12
                                                                                      ===============    ===============

  CLASS B:
Net assets                                                                            $    20,655,968    $   236,878,224
                                                                                      ---------------    ---------------
Shares outstanding                                                                          1,529,570         14,488,224
                                                                                      ---------------    ---------------
Net asset value and offering price per share                                          $         13.50    $         16.35
                                                                                      ===============    ===============

  CLASS C:
Net assets                                                                            $    12,610,157    $   139,119,392
                                                                                      ---------------    ---------------
Shares outstanding                                                                            933,703          8,508,984
                                                                                      ---------------    ---------------
Net asset value and offering price per share                                          $         13.51    $         16.35
                                                                                      ===============    ===============

  CLASS Y:
Net assets                                                                            $       252,641    $    47,358,706
                                                                                      ---------------    ---------------
Shares outstanding                                                                             18,612          2,896,609
                                                                                      ---------------    ---------------
Net asset value and offering price per share                                          $         13.57    $         16.35
                                                                                      ===============    ===============


            See accompanying notes to pro forma financial statements

PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
PAINEWEBBER GROWTH AND INCOME FUND
PAINEWEBBER TAX-MANAGED EQUITY FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                    PACE LARGE
                                                                                  COMPANY VALUE                             PW
                                                                                      EQUITY         PW GROWTH AND      TAX-MANAGED
                                                                                   INVESTMENTS        INCOME FUND       EQUITY FUND
                                                                                  --------------    ---------------    ------------
INVESTMENT INCOME:
  Interest                                                                            $ 517,478        $ 7,337,288       $ 369,940
  Dividends                                                                           5,821,563         12,292,359         607,113
                                                                                  --------------    ---------------    ------------
                                                                                      6,339,041         19,629,648         977,054
                                                                                  --------------    ---------------    ------------

EXPENSES:
  Investment advisory and administration                                              2,800,505          8,989,472         419,843
  Shareholder distribution and servicing fees                                                 -          6,164,635         439,315
  Transfer agency and service                                                           153,350          1,093,460          29,273
  Trustees' fees                                                                         26,250             13,500          13,500
  Legal and audit                                                                        44,674            213,090          70,235
  Amortization of organizational expenses                                                19,032                  -               -
  Reports and notices to shareholders                                                    48,573            120,700          38,915
  Federal and state registration fees                                                    53,991             54,106          97,916
  Custody and accounting                                                                210,038            770,526          33,587
  Other expenses                                                                         18,862            455,128          51,121
                                                                                  --------------    ---------------    ------------
                                                                                      3,375,275         17,874,617       1,193,705
  Less: fee waivers and reimbursements from investment adviser                          (16,771)                 -         (24,267)
                                                                                  --------------    ---------------    ------------
  Net expenses                                                                        3,358,504         17,874,617       1,169,438
                                                                                  --------------    ---------------
  Net investment income (loss)                                                        2,980,537          1,755,031        (192,384)
                                                                                  --------------    ---------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
  Net realized gains (losses) from investment transactions                           (4,441,250)       137,531,378      (2,181,904)
  Net change in unrealized appreciation (depreciation) of investments               (56,910,128)       227,228,988       4,703,436
                                                                                  --------------    ---------------    ------------
Net realized and unrealized gains (losses) from investment activities               (61,351,378)       364,760,366       2,521,532
                                                                                  --------------    ---------------    ------------
Net increase (decrease) in net assets resulting from operations                   $ (58,370,841)     $ 366,515,396     $ 2,329,148
                                                                                  ==============    ===============    ============


                                                                                                            PRO FORMA
                                                                                                             COMBINED
                                                                                                            PACE LARGE
                                                                                                             COMPANY
                                                                                                           VALUE EQUITY
                                                                                       ADJUSTMENTS         INVESTMENTS
                                                                                    -----------------    ----------------
INVESTMENT INCOME:
  Interest                                                                                       $ -       $ 8,224,707
  Dividends                                                                                        -        18,721,036
                                                                                    -----------------    --------------
                                                                                                   -        26,945,743
                                                                                    -----------------    --------------

EXPENSES:
  Investment advisory and administration                                               1,312,198  (a)       13,522,018
  Shareholder distribution and servicing fees                                                      -         6,603,950
  Transfer agency and service                                                                      -         1,276,083
  Trustees' fees                                                                         (27,000) (b)           26,250
  Legal and audit                                                                       (283,325) (b)           44,674
  Amortization of organizational expenses                                                          -            19,032
  Reports and notices to shareholders                                                   (127,692) (b)           80,496
  Federal and state registration fees                                                   (121,618) (b)           84,396
  Custody and accounting                                                                           -         1,014,152
  Other expenses                                                                                   -           525,110
                                                                                    -----------------    --------------
                                                                                         752,563            23,196,160
  Less: fee waivers and reimbursements from investment adviser                        (1,183,177)           (1,224,215)
                                                                                    -----------------    --------------
  Net expenses                                                                          (430,614) (c)       21,971,945
                                                                                    -----------------    --------------
  Net investment income (loss)                                                           430,614             4,973,797
                                                                                    -----------------    --------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
  Net realized gains (losses) from investment transactions                                     -           130,908,224
  Net change in unrealized appreciation (depreciation) of investments                          -           175,022,296
                                                                                    -----------------    --------------
Net realized and unrealized gains (losses) from investment activities                          -           305,930,520
                                                                                    -----------------    --------------
Net increase (decrease) in net assets resulting from operations                        $ 430,614          $310,904,317
                                                                                    =================    ==============

--------------------------
(a) Reflects increase in fees resulting from higher fee schedule, before waivers, of PACE Large Company Value Equity Investments.
(b)  Reflects the anticipated savings of the merger.
(c) Reflects decrease in fees resulting from lower fee schedule, net of waivers, of PACE Large Company Value Equity Investments.


            See accompanying notes to pro forma financial statements

 PACE LARGE COMPANY VALUE EQUITY INVESTMENTS
 PAINEWEBBER GROWTH AND INCOME FUND
 PAINEWEBBER TAX-MANAGED EQUITY FUND
 PRO FORMA PORTFOLIO OF INVESTMENTS
 FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                 PRO FORMA
                                                                                                                  COMBINED
                                                                                                                 PACE LARGE
                                                          PACE                                                   PAINEWEBBER
   COMBINED                                           LARGE COMPANY                           PAINEWEBBER          COMPANY
   NUMBER OF                                           VALUE EQUITY        GROWTH AND         TAX-MANAGED       VALUE EQUITY
    SHARES                                             INVESTMENTS        INCOME FUND         EQUITY FUND        INVESTMENTS
----------------                                      -------------      --------------      -------------      -------------
        COMMON STOCKS - 87.96%

        AGRICULTURE, FOOD & BEVERAGE - 0.31%
114,900 H. J. Heinz Co.                                $ 4,588,819          $        -          $       -        $ 4,588,819
                                                      -------------        ------------        -----------      -------------

        AIRLINES - 1.03%
 25,000 America West Holding Corp*(1)                            -                   -            401,563            401,563
  6,100 AMR Corp*                                                -                   -            201,681            201,681
277,300 Delta Air Lines, Inc.                            5,030,519           9,857,025                  -         14,887,544
                                                      -------------        ------------        -----------      -------------
                                                         5,030,519           9,857,025            603,244         15,490,788
                                                      -------------        ------------        -----------      -------------

        ALCOHOL - 0.64%
 63,700 Anheuser-Busch Companies, Inc.                   5,127,850                   -                  -          5,127,850
 79,900 Seagram Co. Ltd.                                 4,479,394                   -                  -          4,479,394
                                                      -------------        ------------        -----------      -------------
                                                         9,607,244                   -                  -          9,607,244
                                                      -------------        ------------        -----------      -------------

        APPAREL, RETAIL - 0.36%
261,500 The Limited, Inc. (1)                            4,498,294                   -            846,113          5,344,407
                                                      -------------        ------------        -----------      -------------

        BANKS - 4.36%
 37,900 Bank One Corp.(1)                                1,205,694                   -                  -          1,205,694
574,550 Chase Manhattan Corp                             5,033,344          22,262,485          1,252,125         28,547,954
181,800 Citigroup, Inc                                  10,732,556                   -          2,095,706         12,828,262
331,100 Fleet Boston Financial Corp                              -          11,363,306            494,213         11,857,519
 91,100 PNC Bank Corp.                                   4,634,712                   -                  -          4,634,712
108,800 Wells Fargo and Co.                              4,494,800                   -                  -          4,494,800
 45,000 Zions BanCorp                                    1,968,750                   -                  -          1,968,750
                                                      -------------        ------------        -----------      -------------
                                                        28,069,856          33,625,791          3,842,044         65,537,691
                                                      -------------        ------------        -----------      -------------

        CHEMICALS - 1.85%
 31,750 Air Products & Chemicals, Inc.                   1,059,656                   -                  -          1,059,656
423,354 Dow Chemical Co                                          -          12,171,428                  -         12,171,428
166,500 Pharmacia Corp.                                  9,115,875                   -                  -          9,115,875
122,600 Union Carbide Corp.(1)                           5,494,013                   -                  -          5,494,013
                                                      -------------        ------------        -----------      -------------
                                                        15,669,544          12,171,428                  -         27,840,972
                                                      -------------        ------------        -----------      -------------

        COMPUTER HARDWARE - 6.02%
313,280 Apple Computer, Inc.*                                    -          15,918,540                  -         15,918,540
724,000 Cisco Systems Inc.* (2)                                  -          47,115,000            261,750         47,376,750
189,100 Compaq Computer Corp.                            5,306,619                   -                  -          5,306,619
389,000 Dell Computer Corp.* (2)                                 -          17,091,687                  -         17,091,687
 44,000 Hewlett-Packard Co.                              4,804,250                   -                  -          4,804,250
                                                      -------------        ------------        -----------      -------------
                                                        10,110,869          80,125,227            261,750         90,497,846
                                                      -------------        ------------        -----------      -------------

        COMPUTER SOFTWARE - 3.72%
120,700 Computer Associates International, Inc.          2,994,869                   -                  -          2,994,869
307,100 International Business Machines                 10,276,787          22,217,650            910,744         33,405,181
278,625 Microsoft Corp*                                          -          18,460,170            991,337         19,451,507
                                                      -------------        ------------        -----------      -------------
                                                        13,271,656          40,677,820          1,902,081         55,851,557
                                                      -------------        ------------        -----------      -------------

        CONSUMER DURABLES - 0.49%
170,477 Whirlpool Corp.                                          -           6,714,663            647,813          7,362,476
                                                      -------------        ------------        -----------      -------------

        DEFENSE AND AEROSPACE - 1.97%
330,600 Boeing Co                                                -          15,508,500            690,900         16,199,400
 59,800 General Dynamics Corp.                           3,374,963                   -                  -          3,374,963
222,647 TRW, Inc                                         2,103,075           7,003,375            898,750         10,005,200
                                                      -------------        ------------        -----------      -------------
                                                         5,478,038          22,511,875          1,589,650         29,579,563
                                                      -------------        ------------        -----------      -------------

        DIVERSIFIED RETAIL - 2.47%
420,100 Federated Department Stores, Inc*                1,987,562           7,880,469            240,625         10,108,656
930,500 Target Corp                                      3,828,000          23,156,500                  -         26,984,500
                                                      -------------        ------------        -----------      -------------
                                                         5,815,562          31,036,969            240,625         37,093,156
                                                      -------------        ------------        -----------      -------------

        DRUGS & MEDICINE - 3.63%
 90,700 Bristol-Myers Squibb Co.                         4,500,988                   -                  -          4,500,988
594,390 Pfizer, Inc                                              -          25,633,068                  -         25,633,068
564,200 Schering-Plough Corp                                     -          24,016,569            349,819         24,366,388
                                                      -------------        ------------        -----------      -------------
                                                         4,500,988          49,649,637            349,819         54,500,444
                                                      -------------        ------------        -----------      -------------

        ELECTRIC UTILITIES - 2.66%
 12,600 Constellation Energy Group, Inc                          -                   -            419,737            419,737
181,467 Duke Energy Corp                                         -          11,194,246                  -         11,194,246
127,900 Edison International, Inc.                       2,518,031                   -                  -          2,518,031
221,000 Energy East Corp                                         -           4,171,375                  -          4,171,375
100,200 Florida Progress Corp.                           4,909,800                   -                  -          4,909,800
 52,300 FPL Group, Inc.                                  2,523,475                   -                  -          2,523,475
  8,800 PECO Energy Co                                           -                   -            375,650            375,650
  9,100 Pinnacle West Capital Group                              -                   -            360,019            360,019

160,000 Reliant Energy, Inc.                             5,360,000                   -                  -          5,360,000
197,200 Unicom Corp                                              -           8,097,525                  -          8,097,525
                                                      -------------        ------------        -----------      -------------
                                                        15,311,306          23,463,146          1,155,406         39,929,858
                                                      -------------        ------------        -----------      -------------

        ELECTRICAL EQUIPMENT - 3.86%
  6,000 Corning Inc                                              -                   -          1,403,625          1,403,625
152,553 Honeywell, Inc                                           -           5,129,595                  -          5,129,595
412,000 Jabil Circuit, Inc* (2)                                  -          20,625,750                  -         20,625,750
128,400 Johnson Controls, Inc                                    -           6,149,400            519,375          6,668,775
731,228 Motorola, Inc                                    4,598,994          18,704,382            872,850         24,176,226
                                                      -------------        ------------        -----------      -------------
                                                         4,598,994          50,609,127          2,795,850         58,003,971
                                                      -------------        ------------        -----------      -------------

        ELECTRICAL POWER - 1.18%
148,233 Emerson Electric Co                                      -           8,440,853            610,625          9,051,478
 26,219 Koninklijke (Royal)
        Philips Electronics N.V.*                          113,332                   -          1,078,500          1,191,832
157,700 Koninklijke (Royal)
        Philips Electronics N.V., ADR*(1)                7,086,644                   -                  -          7,086,644
 10,000 Rockwell International Corp                              -                   -            350,625            350,625
                                                      -------------        ------------        -----------      -------------
                                                         7,199,976           8,440,853          2,039,750         17,680,579
                                                      -------------        ------------        -----------      -------------

        ENERGY RESERVES & PRODUCTION - 7.70%
 96,300 Apache Corp.(1)                                  4,790,925                   -                  -          4,790,925
 39,500 Burlington Resources, Inc.(1)                    1,288,687                   -                  -          1,288,687
249,131 Chevron Corp                                             -          19,499,649            181,700         19,681,349
314,385 El Paso Energy Corp                                      -          15,208,374                  -         15,208,374
469,883 Exxon Mobil Corp                                10,624,000          25,593,760          1,372,880         37,590,640
194,661 Phillips Petroleum Co                                    -           9,464,387            426,825          9,891,212
354,200 Royal Dutch Petroleum Co., ADR                           -          19,892,375            739,775         20,632,150
249,990 Tosco Corp                                               -           5,824,435            800,300          6,624,735
                                                      -------------        ------------        -----------      -------------
                                                        16,703,612          95,482,980          3,521,480        115,708,072
                                                      -------------        ------------        -----------      -------------


        ENTERTAINMENT - 1.23%
278,995 Viacom, Inc., Class B*                                   -          17,440,188          1,060,668         18,500,856
                                                      -------------        ------------        -----------      -------------

        FINANCIAL SERVICES - 4.94%
174,650 Associates First Capital Corp.                   4,573,647                   -                  -          4,573,647
329,538 Citigroup, Inc                                           -          23,253,025                  -         23,253,025
224,600 Federal Home Loan Mortgage Corp                          -           8,494,837            362,825          8,857,662
 95,150 Federal National Mortgage Association            4,745,606                   -                  -          4,745,606
 77,200 Household International, Inc.                    3,440,225                   -                  -          3,440,225
254,400 General Electric Co (2)                                  -          13,085,700                  -         13,085,700
315,543 MBNA Corp                                                -           9,863,748            667,500         10,531,248
 57,075 Providian Financial Corp                                 -           5,818,083                  -          5,818,083
                                                      -------------        ------------        -----------      -------------
                                                        12,759,478          60,515,393          1,030,325         74,305,196
                                                      -------------        ------------        -----------      -------------

        FOREST PRODUCTS, PAPER - 1.77%
 68,200 Kimberly Clark Corp.                             3,917,237                   -                  -          3,917,237
138,900 International Paper Co                                   -           4,522,000            200,600          4,722,600
393,714 Weyerhaeuser Co                                  3,088,475          14,063,252            836,081         17,987,808
                                                      -------------        ------------        -----------      -------------
                                                         7,005,712          18,585,252          1,036,681         26,627,645
                                                      -------------        ------------        -----------      -------------

        FREIGHT, AIR, SEA & LAND - 0.31%
 80,100 United Parcel Service, Inc.                      4,705,875                   -                  -          4,705,875
                                                      -------------        ------------        -----------      -------------

        HEAVY MACHINERY - 0.32%
124,700 Deere & Co.(1)                                   4,808,744                   -                  -          4,808,744
                                                      -------------        ------------        -----------      -------------

        HOTELS - 0.17%
 75,600 Starwood Hotels & Resorts
        Worldwide, Inc.(1)                               2,579,850                   -                  -          2,579,850
                                                      -------------        ------------        -----------      -------------

        HOUSEHOLD PRODUCTS - 0.44%
120,600 Avon Products, Inc.(1)                           4,786,312                   -                  -          4,786,312
 68,850 Newell Rubbermaid, Inc.                          1,854,647                   -                  -          1,854,647
                                                      -------------        ------------        -----------      -------------
                                                         6,640,959                   -                  -          6,640,959
                                                      -------------        ------------        -----------      -------------

        INDUSTRIAL PARTS - 3.01%
156,666 Ingersoll Rand Co                                        -           6,149,140                  -          6,149,140
213,800 Mettler Toledo International Inc.*                       -           7,261,650          1,397,250          8,658,900
521,706 United Technologies Corp (2)                             -          29,269,225          1,185,363         30,454,588
                                                      -------------        ------------        -----------      -------------
                                                                 -          42,680,015          2,582,613         45,262,628
                                                      -------------        ------------        -----------      -------------

        INDUSTRIAL SERVICES & SUPPLIES - 1.32%
371,400 Tyco International, Ltd.                         3,424,000          16,445,900                  -         19,869,900
                                                      -------------        ------------        -----------      -------------

        INFORMATION & COMPUTER SERVICES - 1.28%
180,900 America Online Inc*                                      -           9,644,231                  -          9,644,231
141,200 AMR Corp*                                                -           4,668,425                  -          4,668,425
 26,000 Comdisco Inc                                             -                   -            672,750            672,750
 84,200 Electronic Data Systems Corp.                    3,620,600                   -                  -          3,620,600
 14,800 First Data Corp                                          -                   -            681,725            681,725
                                                      -------------        ------------        -----------      -------------
                                                         3,620,600          14,312,656          1,354,475         19,287,731
                                                      -------------        ------------        -----------      -------------

        LEISURE - 0.07%
 18,000 Eastman Kodak Co                                         -                   -            987,750            987,750
                                                      -------------        ------------        -----------      -------------

        LIFE INSURANCE - 0.16%
 44,650 Aetna Life & Casualty Co.                        2,478,075                   -                  -          2,478,075
                                                      -------------        ------------        -----------      -------------

        LONG DISTANCE & PHONE COMPANIES - 2.07%
157,900 AT&T Corp.                                       4,885,031                   -                  -          4,885,031
454,200 MCI Worldcom Inc*                                4,675,781          13,066,406                  -         17,742,187
 80,642 Qwest Communications International Inc.*         3,785,134                   -                  -          3,785,134
110,600 SBC Communications, Inc.                         4,707,413                   -                  -          4,707,413
                                                      -------------        ------------        -----------      -------------
                                                        18,053,359          13,066,406                  -         31,119,765
                                                      -------------        ------------        -----------      -------------

        MEDIA - 1.72%
 35,600 AMFM Inc.*                                       2,543,175                   -                  -          2,543,175
271,858 Comcast Corp., Class A*                                  -           9,247,420                  -          9,247,420
141,700 Fox Entertainment Group Inc.*                    4,339,563                   -                  -          4,339,563
132,200 The Walt Disney Co.                              5,114,487                   -                  -          5,114,487
 61,000 Time Warner, Inc.                                4,677,937                   -                  -          4,677,937
                                                      -------------        ------------        -----------      -------------
                                                        16,675,162           9,247,420                  -         25,922,582
                                                      -------------        ------------        -----------      -------------

        MEDICAL PRODUCTS - 1.73%
 92,000 Abbott Laboratories                              3,829,500                   -                  -          3,829,500
 22,150 Bausch & Lomb, Inc.                              1,377,453                   -                  -          1,377,453
226,975 Baxter International, Inc                        5,442,500          11,683,881            520,925         17,647,306
 97,900 Becton, Dickinson & Co.                          2,471,975                   -                  -          2,471,975
   6700 Johnson & Johnson                                        -                   -            623,519            623,519
                                                      -------------        ------------        -----------      -------------
                                                        13,121,428          11,683,881          1,144,444         25,949,753
                                                      -------------        ------------        -----------      -------------

        MEDICAL PROVIDERS - 0.41%
 20,200 Columbia/HCA Healthcare Corp                             -                   -            686,800            686,800
 62,700 Wellpoint Health Networks, Inc.*                 5,466,656                   -                  -          5,466,656
                                                      -------------        ------------        -----------      -------------
                                                         5,466,656                   -            686,800          6,153,456
                                                      -------------        ------------        -----------      -------------

        MINING & METALS - 1.32%
656,448 Alcoa, Inc                                       5,018,475          13,800,171          1,038,906         19,857,552
                                                      -------------        ------------        -----------      -------------

        MOTOR VEHICLES - 2.92%
142,600 Borg Warner Automotive, Inc                              -           4,839,488                  -          4,839,488
150,935 Delphi Automotive Systems Corp                           -           1,594,343            641,381          2,235,724
626,000 Ford Motor Co.                                   5,708,563          22,908,750            530,813         29,148,126
 88,000 General Motors Corp.                             5,010,500                   -                  -          5,010,500
111,300 Lear Corp.*                                      2,594,681                   -                  -          2,594,681
                                                      -------------        ------------        -----------      -------------
                                                        13,313,744          29,342,581          1,172,194         43,828,519
                                                      -------------        ------------        -----------      -------------

        OIL REFINING - 1.69%
595,800 Conoco, Inc.                                     8,113,387           5,385,094            242,156         13,740,637
 90,300 Texaco, Inc.                                     4,464,206                   -                  -          4,464,206
 96,600 USX-Marathon Group                               2,348,588                   -                  -          2,348,588
115,700 Williams Companies, Inc.                         4,830,475                   -                  -          4,830,475
                                                      -------------        ------------        -----------      -------------
                                                        19,756,656           5,385,094            242,156         25,383,906
                                                      -------------        ------------        -----------      -------------

        OIL SERVICES - 2.06%
 20,000 BJ Services Co.*(1)                                      -                   -          1,167,500          1,167,500
 18,500 Cooper Cameron Corp.*(1)                                 -                   -          1,195,562          1,195,562
106,500 Devon Energy Corp.                               4,872,375                   -                  -          4,872,375
391,686 Halliburton Co                                           -          17,291,617            774,900         18,066,517
115,800 Transocean Sedco Forex, Inc                              -           5,732,100                  -          5,732,100
                                                      -------------        ------------        -----------      -------------
                                                         4,872,375          23,023,717          3,137,962         31,034,054
                                                      -------------        ------------        -----------      -------------

        OTHER INSURANCE - 1.84%
167,400 Allstate Corp.                                   4,070,981                   -            542,981          4,613,962
205,032 Ambac Financial Group, Inc.                              -          13,211,749                  -         13,211,749
468,300 Metlife Inc.*(1)                                 3,859,800           5,554,500            420,000          9,834,300
                                                      -------------        ------------        -----------      -------------
                                                         7,930,781          18,766,249            962,981         27,660,011
                                                      -------------        ------------        -----------      -------------

        PUBLISHING - 1.78%
  8,000 Dow Jones & Co., Inc                                     -                   -            527,500            527,500
341,561 Knight Ridder, Inc                               1,985,963          15,348,779            469,125         17,803,867
205,711 New York Times Co., Class A                              -           7,978,472            494,250          8,472,722
                                                      -------------        ------------        -----------      -------------
                                                         1,985,963          23,327,251          1,490,875         26,804,089
                                                      -------------        ------------        -----------      -------------

        RAILROADS - 0.10%
 62,600 Burlington Northern Santa Fe Inc.                1,529,788                   -                  -          1,529,788
                                                      -------------        ------------        -----------      -------------

        REAL PROPERTY - 0.27%
 45,000 Kimco Realty Corp.                               1,856,250                   -                  -          1,856,250
 55,000 Vornado Realty Trust                             2,151,875                   -                  -          2,151,875
                                                      -------------        ------------        -----------      -------------
                                                         4,008,125                   -                  -          4,008,125
                                                      -------------        ------------        -----------      -------------

        RESTAURANTS - 0.11%
 69,000 Tricon Global Restaurants, Inc.*                 1,668,938                   -                  -          1,668,938
                                                      -------------        ------------        -----------      -------------

        SECURITIES & ASSET MANAGEMENT - 4.28%
396,218 AXA Financial Inc                                        -          14,581,588            573,750         15,155,338
 12,300 Lehman Brothers Holdings, Inc                            -                   -          1,382,212          1,382,212
158,000 Merrill Lynch & Co., Inc                                 -          19,258,250          1,163,250         20,421,500
300,000 Morgan Stanley Dean Witter & Co (2)                      -          27,375,000                  -         27,375,000
                                                      -------------        ------------        -----------      -------------

                                                                                                                  PRO FORMA
                                                                                                                   COMBINED
                                                                                                                  PACE LARGE
 COMBINED                                                 PACE             PAINEWEBBER        PAINEWEBBER          COMPANY
NUMBER OF                                          LARGE COMPANY VALUE  GROWTH AND INCOME     TAX-MANAGED        VALUE EQUITY
  SHARES                                            EQUITY INVESTMENTS        FUND            EQUITY FUND         INVESTMENTS
---------                                          -------------------  -----------------     -----------       -------------
                                                                 -          61,214,838          3,119,212         64,334,050
                                                      -------------        ------------        -----------      -------------

        SEMICONDUCTOR - 5.31%
257,048 Applied Materials, Inc* (2)                              -          19,503,517                  -         19,503,517
200,120 Atmel Corp*                                              -           5,991,093                  -          5,991,093
310,358 Intel Corp                                               -          20,289,196            427,200         20,716,396
173,977 JDS Uniphase Corp* (2)                                   -          20,551,033                  -         20,551,033
147,100 Texas Instruments, Inc                                   -           8,274,938            357,994          8,632,932
 73,773 Vitesse Semiconductor Corp*                              -           4,398,715                  -          4,398,715
                                                      -------------        ------------        -----------      -------------
                                                                 -          79,008,492            785,194         79,793,686
                                                      -------------        ------------        -----------      -------------

        SPECIALTY RETAIL - 1.47%
245,903 Circuit City Stores, Inc                                 -           5,089,900            550,500          5,640,400
260,397 Home Depot, Inc                                          -          13,475,545                  -         13,475,545
 11,000 Lowe's Companies, Inc                                                                     464,062            464,062
 73,600 Tiffany & Co.                                    2,520,800                   -                  -          2,520,800
                                                      -------------        ------------        -----------      -------------
                                                         2,520,800          18,565,445          1,014,562         22,100,807
                                                      -------------        ------------        -----------      -------------

        WIRELESS TELECOMMUNICATIONS - 1.63%
196,000 Nextel Communications, Inc.*                             -          10,963,750                  -         10,963,750
216,802 Verizon Communications                          10,189,694                   -                  -         10,189,694
 78,900 Vodafone Group PLC, ADR*(1)                      3,402,562                   -                  -          3,402,562
                                                      -------------        ------------        -----------      -------------
                                                        13,592,256          10,963,750                  -         24,556,006
                                                      -------------        ------------        -----------      -------------


        Total Common Stocks (cost - $1,072,137,548)    327,993,076         951,741,240         42,643,423       1,322,377,739
                                                      -------------        ------------        -----------      -------------



   COMBINED                                                                                                           PACE
   PRINCIPAL                                                                                                      LARGE COMPANY
    AMOUNT                                                                        MATURITY            INTEREST    VALUE EQUITY
     (000)                                                                          DATES               RATES      INVESTMENTS
----------------                                                               -------------        -----------   --------------
         CONVERTIBLE BOND - 1.26%

         FINANCIAL SERVICES - 1.26%
$ 16,100 Bell Atlantic Financial Services Inc. (cost - $15,985,505)               09/15/05             4.250%                -
                                                                                                                   ------------
         U.S. GOVERNMENT AND
           AGENCY OBLIGATIONS - 6.83%

 102,200 Federal Home Loan Mortgage Discount Notes                          08/01/00 to 08/18/00       6.390                 -
     500 U.S. Treasury Bills                                                      08/17/00             5.640@          498,747
                                                                                                                   ------------
         Total U.S. Government and Agency
          Obligations (cost $102,692,109)                                                                              498,747
                                                                                                                   ------------


         REPURCHASE AGREEMENTS - 3.84%

   1,588 Repurchase Agreement dated 07/31/00 with Dresdner Bank AG, collateralized by $1,542,000 U.S. Treasury Bonds, 6.25% due
              8/15/23 (value-$1,619,947); proceeds: $1,588,288                    08/01/00             6.540                 -
  49,414 Repurchase Agreement dated 7/31/00 with SG Warburg, collateralized by
              $49,354,000 U.S. Treasury Bonds, 6.00% due 2/15/26 (value-$50,402,773);
              proceeds: $49,422,922                                               08/01/00             6.500                 -
   5,996 Repurchase Agreement dated 07/31/00 with SG Cowen Securities Group, collateralized by $4,608,000 U.S. Treasury Bonds, 8.875% due
              08/15/17 (value-$6,117,120); proceeds: $5,997,083                   08/01/00             6.500         5,996,000
     804 Repurchase Agreement date 7/31/00 with State Street Bank & Trust
              Co., collateralized by $236,517 U.S. Treasury Notes, 6.625% due
              03/31/02 (value - $242,430) and $566,373 U.S. Treasury Bonds
              8.125% due 08/15/19 (value - $577,844); proceeds: $804,117          08/01/00              5.250          804,000
                                                                                                                  ------------
         Total Repurchase Agreements (cost - $57,802,000)                                                            6,800,000
                                                                                                                  ------------

         Total Investments (cost - $1,248,617,161) - 99.90%                                                        335,291,823
         Other assets (liabilities) in excess of liabilities/other assets - 0.10%                                        2,587
                                                                                                                  ------------
         Net Assets - 100.00%                                                                                     $335,294,410
                                                                                                                  ============



                                                                                                                       PRO FORMA
                                                                                                                        COMBINED
   COMBINED                                                                                                            PACE LARGE
   PRINCIPAL                                                                           PAINEWEBBER     PAINEWEBBER       COMPANY
    AMOUNT                                                                              GROWTH AND     TAX-MANAGED     VALUE EQUITY
     (000)                                                                             INCOME FUND     EQUITY FUND     INVESTMENTS
----------------                                                                      -------------   -------------  ---------------
         Convertible Bond - 1.26%

         FINANCIAL SERVICES - 1.26%
$ 16,100 Bell Atlantic Financial Services Inc. (cost - $15,985,505)                      18,917,500              -        18,917,500
                                                                                      -------------  --------------   --------------
         U.S. GOVERNMENT AND
         AGENCY OBLIGATIONS - 6.83%

 102,200 Federal Home Loan Mortgage Discount Notes                                      100,000,000       2,193,362      102,193,362
     500 U.S. Treasury Bills                                                                      -              -           498,747
                                                                                     --------------  --------------   --------------

         Total U.S. Government and Agency
          Obligations (cost $102,692,109)                                               100,000,000       2,193,362      102,692,109
                                                                                     --------------  --------------   --------------

         REPURCHASE AGREEMENTS - 3.84%

   1,588 Repurchase Agreement dated 07/31/00 with Dresdner Bank AG, collateralized by $1,542,000 U.S. Treasury Bonds, 6.25% due
              8/15/23 (value-$1,619,947); proceeds: $1,588,288                                    -       1,588,000        1,588,000
  49,414 Repurchase Agreement dated 7/31/00 with SG Warburg, collateralized by
              $49,354,000 U.S. Treasury Bonds, 6.00% due 2/15/26 (value-$50,402,773);
              proceeds: $49,422,922                                                      49,414,000               -       49,414,000
   5,996 Repurchase Agreement dated 07/31/00 with SG Cowen Securities Group, collateralized by $4,608,000 U.S. Treasury Bonds, 8.875% due
              08/15/17 (value-$6,117,120); proceeds: $5,997,083                                   -               -        5,996,000
     804 Repurchase Agreement date 7/31/00 with State Street Bank & Trust
              Co., collateralized by $236,517 U.S. Treasury Notes, 6.625% due
              03/31/02 (value - $242,430) and $566,373 U.S. Treasury Bonds
              8.125% due 08/15/19 (value - $577,844); proceeds: $804,117                          -               -          804,000
                                                                                     --------------   -------------   --------------
         Total Repurchase Agreements (cost - $57,802,000)                                49,414,000       1,588,000       57,802,000
                                                                                     --------------   -------------   --------------

         Total Investments (cost - $1,248,617,161) - 99.90%                           1,120,072,740      46,424,785    1,501,789,348
         Other assets (liabilities) in excess of liabilities/other assets - 0.10%         1,709,563        (194,537)       1,517,613
                                                                                     --------------   -------------   --------------
         Net Assets - 100.00%                                                        $1,121,782,303     $46,230,248   $1,503,306,961
                                                                                     ==============   =============   ==============

----------------
*         Non-income producing security.
(1)       Security, or portion thereof, was on loan at July 31, 2000.
@         Interest rate shown is discounted rate at date of purchase.
ADR       American Depositary Receipt.


(2) At November 30, 2000, PaineWebber Growth and Income Fund held these securities, which are not compatible with the investment policies of PACE Large Company Value Fund. If shareholders of Growth and Income Fund approve its reorganization, these securities must be sold before the reorganization is effected.

            See accompanying notes to pro forma financial statements.

PACE Large Company Value Equity Investments
PaineWebber Growth and Income Fund
PaineWebber Tax-Managed Equity Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Growth and Income Fund ("Growth and Income") and PaineWebber Tax-Managed Equity Fund ("Tax-Managed"), PACE Large Company Value Equity Investments ("Large Company Value") would acquire the assets of Growth and Income and Tax-Managed in exchange solely for the assumption by Large Company Value of Growth and Income's and Tax-Managed's assets and stated liabilities and shares of Large Company Value that correspond to the outstanding shares of Growth and Income and Tax-Managed. The number of shares to be received would be based on the relative net asset value of Large Company Value's shares on the effective date of the Plan and Growth and Income and Tax-Managed will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Large Company Value, Growth and Income and Tax-Managed at July 31, 2000 and the combined results of operations of Large Company Value, Growth and Income and Tax-Managed (each a "Fund" and, collectively, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule of Large Company Value. However, after anticipated savings in other expenses of the Fund (due to the elimination of duplicative expenses and increased asset size) and the management fee waiver/expense reimbursement, the total expenses of each class of shares of both Funds will be no higher than their current total expenses. Growth and Income and Tax-Managed currently pay Rule 12b-1 distribution or service fees; as of July 31, 2000, Large Company Value does not. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $488,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-advisers. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.